Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income - Foreign Currency Adjustments	Total
Balance, Shares at Mar. 31, 2012	5,577,639		330,736
Balance, Value at Mar. 31, 2012	$ 17	$ 21,765	$ (1,462)	$ (11,834)	$ 2,792	$ 11,278
Net income/loss				(754)		(754)
Foreign exchange translation adjustment					62	62
Balance, Shares at Mar. 31, 2013	5,577,639		330,736
Balance, Value at Mar. 31, 2013	$ 17	21,765	$ (1,462)	(12,588)	2,854	10,586
Net income/loss				(221)		(221)
Foreign exchange translation adjustment					257	$ 257
Balance, Shares at Mar. 31, 2014	5,577,639		330,736			5,246,903
Balance, Value at Mar. 31, 2014	$ 17	21,765	$ (1,462)	(12,809)	3,111	$ 10,622
Net income/loss				1,110		1,110
Foreign exchange translation adjustment					123	$ 123
Balance, Shares at Mar. 31, 2015	5,577,639		330,736			5,246,903
Balance, Value at Mar. 31, 2015	$ 17	$ 21,765	$ (1,462)	$ (11,699)	$ 3,234	$ 11,855